Change of presentation of expenses and IFRS 3 adjustment (Tables)	3 Months Ended
Mar. 31, 2022
Change of presentation of expenses and IFRS 3 adjustment
Schedule of effects of the change in the statement of income

	Three Months Ended March 31,				Year Ended December 31,
(SEK in thousands)	2021	Adjustment	Re-classification	2021	2021	Re-classification	2021

Net sales	—	—	—	—	229,347	—	229,347
Operating expenses
Research and development expenses	(90,076)	—	—	(90,076)	(357,485)	—	(357,485)
Marketing and selling expenses	—	—	(19,426)	(19,426)	—	(179,603)	(179,603)
Administrative expenses	(58,779)	—	19,426	(39,353)	(390,232)	179,603	(210,629)
Other operating income/expenses	(1,925)	—	—	(1,925)	(6,085)	—	(6,085)
Operating loss	(150,781)	—	—	(150,781)	(524,456)	—	(524,456)
Net financial income/(expenses)	14,607	—	—	14,607	11,083	—	11,083
Loss before income tax	(136,174)	—	—	(136,174)	(513,373)	—	(513,373)
Income tax	9,305	(6,004)	—	3,302	3,836	—	3,836
Loss for the period	(126,869)	(6,004)	—	(132,872)	(509,537)	—	(509,537)

Schedule of adjustment regarding statements of financial position

	March 31,
(SEK in thousands)	2021	Adjustment	2021

ASSETS
Non-current assets
Other intangible assets	377,469	(33,942)	343,527
Goodwill	48,194	(9,448)	38,746
Other non-current assets	53,195	—	53,195
Total non-current assets	478,859	(43,390)	435,469

Current assets	907,867	—	907,867
TOTAL ASSETS	1,386,726	(43,390)	1,343,336

EQUITY AND LIABILITIES
Equity
Share capital	1,998	—	1,998
Additional paid in capital	2,135,476	—	2,135,476
Retained earnings, including net loss for the period	(1,042,133)	(5,796)	(1,047,929)
Equity attributable to equity holders of the Parent Company	1,095,341	(5,796)	1,089,545
Non-controlling interests	36,834	(596)	36,238
Total equity	1,132,175	(6,392)	1,125,783

Non-current liabilities
Deferred tax liabilities	72,045	(36,998)	35,047
Other non-current liabilities	65,295	—	65,295
Total non-current liabilities	137,340	(36,998)	100,342

Current liabilities	117,211	—	117,211
TOTAL EQUITY AND LIABILITIES	1,386,726	(43,390)	1,343,336